Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Homebuilding	$ 214,016	$ 146,926	$ 57,101
Real estate services	80,096	73,070	68,185
Amenities	23,237	21,012	18,986
Total revenues	317,349	241,008	144,272
Cost of Sales
Homebuilding	149,768	100,786	51,013
Real estate services	76,972	71,675	68,209
Amenities	25,285	24,254	22,510
Asset impairments	0	0	11,422
Total cost of sales	252,025	196,715	153,154
Gross margin	65,324	44,293	(8,882)
Other income	(2,642)	(7,493)	(2,294)
Selling, general and administrative expenses	39,548	32,129	30,911
Interest expense	2,537	6,978	16,954
Expenses related to early repayment of debt	5,105	16,984
Total S, G & A and other income (expense)	44,548	48,598	45,571
Income (loss) from continuing operations before income taxes	20,776	(4,305)	(54,453)
Income tax benefit from continuing operations	125,709	52,233	6,140
Income (loss) from continuing operations	146,485	47,928	(48,313)
Income from discontinued operations, net of tax		118	1,477
Gain on sale of discontinued operations, net of tax		2,588	511
Net income (loss)	146,485	50,634	(46,325)
Net loss (income) from continuing operations attributable to noncontrolling interests	163	189	(68)
Net income from discontinued operations attributable to noncontrolling interests			(732)
Net income (loss) attributable to WCI Communities, Inc.	146,648	50,823	(47,125)
Preferred stock dividends	(19,680)
Net income (loss) attributable to common shareholders of WCI Communities, Inc.	126,968	50,823	(47,125)
Basic
Continuing operations (in dollars per share)	$ 5.88	$ 3.33	$ (4.90)
Discontinued operations (in dollars per share)		$ 0.19	$ 0.13
Earnings (loss) per share (in dollars per share)	$ 5.88	$ 3.52	$ (4.77)
Diluted
Continuing operations (in dollars per share)	$ 5.86	$ 3.31	$ (4.90)
Discontinued operations (in dollars per share)		$ 0.19	$ 0.13
Earnings (loss) per share (in dollars per share)	$ 5.86	$ 3.50	$ (4.77)
Weighted average number of shares of common stock outstanding:
Basic (in shares)	21,586	14,445	9,883
Diluted (in shares)	21,680	14,515	9,883
Net income (loss) attributable to WCI Communities, Inc.:
Income (loss) from continuing operations	146,648	48,117	(48,381)
Income from discontinued operations		2,706	1,256
Net income (loss) attributable to WCI Communities, Inc.	$ 146,648	$ 50,823	$ (47,125)